Debt - Runway Growth Credit Fund (Details) - USD ($)			1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 23, 2020	Jul. 23, 2020	Jan. 31, 2021	Jul. 31, 2020	May 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Dec. 19, 2019
Debt Instrument [Line Items]
Amount borrowed										$ 3,000,000
Variable interest rate		1.00%
Senior Secured Term Loans
Debt Instrument [Line Items]
Amount borrowed				$ 47,000,000
Interest expenses				749,000
Repayment of loan				37,500,000	$ 2,500
Debt Instrument, Final Payment Fees								$ 500,000
Senior Secured Term Loans | Three-month LIBOR
Debt Instrument [Line Items]
Warrants term								3 months
Senior Secured Term Loans | Runway Growth Credit Fund, Inc. [Member]
Debt Instrument [Line Items]
Amount borrowed				$ 40,000,000
Loan and Security Agreement , Runway Loan [Member]
Debt Instrument [Line Items]
Interest expenses	$ 17,000
Repayment of loan	7,057,000
Basis spread on interest rate			8.00%	9.05%			8.50%
Paid in kind interest rate			2	2
Calculated interest rate				11.05%		11.05%	11.05%		8.55%
Final payment fee	$ 391,000
Loan default			5.00%	5.00%
Debt Instrument, Final Payment Fees			$ 1,750,000	$ 1,645,000
Aggregate amount			$ 10,000,000
Final payment fee			3.50%	3.50%
Financial covenants, Minimum cash level			$ 3,000,000	$ 3,000,000
Financial covenants, Minimum revenue			$ 15,356,000	$ 15,356,000
Financial covenants, projected revenue percentage			70.00%			80.00%
Warrants grant date fair value						$ 1,216,000	$ 1,216,000
Loan and Security Agreement , Runway Loan [Member] | Loans Repaid Prior To First Anniversary [Member]
Debt Instrument [Line Items]
Repayment fees percentage			2.00%	2.00%
Loan and Security Agreement , Runway Loan [Member] | Loans Repaid Prior to Second Anniversary [Member]
Debt Instrument [Line Items]
Repayment fees percentage			1.50%	1.50%
Loan and Security Agreement , Runway Loan [Member] | Loans Repaid Prior to Third Anniversary [Member]
Debt Instrument [Line Items]
Repayment fees percentage			1.00%	1.00%
Loan and Security Agreement , Runway Loan [Member] | Loans Repaid Prior to Fourth Anniversary [Member]
Debt Instrument [Line Items]
Repayment fees percentage			0.50%	0.50%
Loan and Security Agreement , Runway Loan [Member] | Three-month LIBOR
Debt Instrument [Line Items]
Variable interest rate			0.55%	0.55%